Business acquisitions	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Business acquisitions
5.	Business acquisitions
(a)	Acquisition of Bridge Farm

On February 22, 2019, the Company, through its wholly owned subsidiary, Sundial UK Limited, signed a Sale and Purchase Agreement (“SPA”) to acquire all the issued and outstanding shares of Project Seed Topco (“Bridge Farm”) a private company located in the United Kingdom of Great Britain and Northern Ireland (“UK”). Bridge Farm was acquired to expand the Company’s business to cannabidiol (“CBD”) extraction and production, subject to certain regulatory, licensing and other restrictions, to launch CBD sales in the UK. The acquisition closed on July 2, 2019.

The acquisition consideration was comprised of:

(i)	Cash consideration in the amount of $77.0 million (£45.0 million);
(ii)

The issuance of 2.4 million common shares valued at $37.2 million based on the fair value of a common share of the Company on the closing date and contingent consideration of $8.4 million representing the value of incremental shares potentially issuable on the one year anniversary of the closing date; and

(iii)

Contingent consideration valued at $7.2 million representing the fair value of earn-out payments ranging from nil to a maximum of an additional 1.6 million common shares of the Company based on a prescribed formula based on future earnings.

The Company has engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

The fair value of the assets and liabilities acquired was as follows:

	July 2, 2019	Adjustments	December 31, 2019
Cash	77,023	—	77,023
Issuance of common shares	37,248	—	37,248
Contingent consideration	15,630	361	15,991
	129,901	361	130,262

The purchase price was allocated as follows:

	July 2, 2019	Adjustments	December 31, 2019
Accounts receivable	7,403	—	7,403
Inventory	469	1	470
Biological assets	1,233	55	1,288
Property, plant and equipment	57,717	651	58,368
Intangible assets	25,636	(165)	25,471
Accounts payable	(14,293)	—	(14,293)
Long term debt	(33,618)	—	(33,618)
Lease obligations	(15,567)	388	(15,179)
Deferred income tax liability	(3,038)	(1,317)	(4,355)
Goodwill	103,959	748	104,707
	129,901	361	130,262

The Company recorded adjustments to the fair value in the fourth quarter of 2019 to reflect facts and circumstances in existence at the date of the acquisition. These adjustments primarily relate to changes in preliminary valuation assumptions, including refinement of biological assets, intangible assets and deferred income tax liability based on new information that became available that existed at the date of the acquisition. All measurement period adjustments were offset to goodwill.

On October 10, 2019, the earn-out payment terms whereby the sellers would be entitled to earn from nil to a maximum of an additional 1.6 million common shares based on a prescribed formula based on future earnings were replaced with the following terms:

Common shares of 320,000 earned upon the commissioning of the woodfired boilers at Lay Lake Phase 2 with confirmation that grant funding would be secured;

Common shares of 320,000 earned upon completion of the Clay Lake Phase 2 facility before March 30, 2020;

Common shares of 320,000 earned upon completing a budget for Clay Lake Phase 3;

Common shares of 320,000 earned upon the acquisition of the minority interest in Zyon Plants and Flowers Limited;

Common shares of 320,000 earned upon the passage of 18 months from the amendment date

During the year ended December 31, 2019, the fair value of the incremental share portion of the contingent consideration was adjusted to $27.5 million and the fair value of the earn out portion was adjusted to $5.0 million. These adjustments resulted in a loss on contingent consideration of $18.6 million.

The financial statements incorporate the operations of Bridge Farm commencing July 2, 2019. During the period July 2, 2019 to December 31, 2019, the Company recorded revenues of $12.3 million and a net loss of $124.5 million relating to the operations of Bridge Farm, which includes the $100.3 million goodwill impairment noted below.

Had the acquisition closed on January 1, 2019, management estimates that for the period January 1, 2019 to July 1, 2019, revenue would have increased by an additional $23.7 million and net loss would have increased by $19.5 million, In determining these amounts, management assumes the fair values on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2019.

(a)	Bridge Farm goodwill impairment

At December 31, 2019, the Company recorded a goodwill impairment of $100.3 million based on significant delays and uncertainties in the licensing and regulatory framework in the U.K. The goodwill impairment was recognized in the Bridge Farm CBD CGU and is the full amount of goodwill that was attributable to this CGU. The Bridge Farm CBD CGU is the business line focused on developing a CBD business in the U.K. The recoverable amount of the CGU was determined to be its fair value less costs of disposal and is categorized as level 3 in the fair value hierarchy. Management has determined that because the Bridge Farm acquisition was completed within the last 12 months and that the Clay Lake assets are newly constructed, the fair value less costs of disposal would not be lower than the carrying amount of the tangible assets.

(b)	Acquisition of Pathway Rx

On March 13, 2019, the Company acquired 50% of the issued and outstanding shares of Pathway RX Inc. (“Pathway”), which was a private company.

Pathway was acquired to develop cannabis-based pharmaceutical drugs to treat symptoms associated with a wide range of medical conditions.

The purchase price was as follows:

Issuance of common shares	2,601
Contingent consideration (i)	2,279
4,880

Contingent consideration valued at $2.3 million representing the granting of up to 280,000 warrants to purchase common shares of the Company at an exercise price of $1.81 per share, subject to the achievement of certain milestone gross revenue derived from the Pathway Royalty Activities, which has been presented on the consolidated statement of financial position as contingent consideration in the form of equity.

The purchase price was allocated as follows:

	March 13, 2019	Adjustments	December 31, 2019
Intangible assets	13,368	184	13,552
Accounts payable and accrued liabilities	—	(184)	(184)
Deferred tax liability	(3,609)	—	(3,609)
Non-controlling interest (50%)	(4,879)	—	(4,879)
	4,880	—	4,880

The shares in Pathway were acquired by issuance of 296,800 common shares of the Company at a price of $8.76 per common share to the acquired company’s existing shareholders. In conjunction with the acquisition, the Company entered into a license agreement that provides for use of Pathway’s intellectual property in exchange for:

(i)

A royalty of 3% of gross revenues derived from activities which use the intellectual property that is the subject matter of the license agreement (“Pathway Royalty Activities”), which royalty percentage is increased to 5% of gross revenues derived from Pathway Royalty Activities upon the achievement of certain gross revenue milestones in one calendar year;

(ii)	50% of net revenues received from the Company from the sale of certain of the licensed products or the use of certain licensed intellectual property; and
(iii)	A fixed payment of $1.4 million, payable in quarterly installments of $87,500 over the first four years of the term of the agreement.

Pathway consisted solely of intellectual property comprising the identifiable net assets of the entity. The non-controlling interest recognized at the acquisition date was recorded at their proportionate 50% share of the fair value of the identifiable net assets. Net loss attributable to the non-controlling interest for the year ended December 31, 2019 was $165.0 thousand.

Subsequent to recording the purchase price allocation, the deferred tax liability was adjusted to nil with the offsetting adjustment to income tax recovery on the basis that both the Company and the acquired private company are subject to income tax under the same taxation authority.

The Company recorded adjustments to the preliminary fair value to reflect facts and circumstances in existence as of the date of acquisition. These adjustments primarily related to accounts payable and accrued liabilities based on new information available that existed at the date of acquisition. These measurement adjustments were offset to the fair value of intangible assets.